INCOME TAXES (Details 7) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Monthly Provisional Payments	$ 46,156		$ 45,691
Income tax receivable	27,071		30,058
Provision tax income	(46,384)		(45,129)
Other tax receivables	1,768		1,705
Total	76,309		75,613
Provision tax income (First category)	24,445		216,591
Monthly Provisional Payments and other tax receivables	(15,531)		(203,450)
Other tax payables	21,491		14,424
Total	30,405		$ 27,565
Recoverable credits	47,698	$ 43,288
Provision tax income (First category), non-current	3,001	0
Other tax payables, non-current	4,255	0
Total	$ 7,256	$ 0